Schedule of Investments (unaudited) December 31, 2020	iShares® ESG Screened S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.1%
Axon Enterprise Inc.(a)	358	$43,866
Curtiss-Wright Corp.	234	27,226
Hexcel Corp.	472	22,887
Mercury Systems Inc.(a)	316	27,827

		121,806

Air Freight & Logistics — 0.6%
XPO Logistics Inc.(a)	515	61,388

Airlines — 0.2%
JetBlue Airways Corp.(a)	1,772	25,765

Auto Components — 1.7%
Adient PLC(a)	530	18,428
Dana Inc.	816	15,928
Fox Factory Holding Corp.(a)	235	24,842
Gentex Corp.	1,380	46,824
Goodyear Tire & Rubber Co. (The)	1,319	14,390
Lear Corp.	308	48,981
Visteon Corp.(a)	157	19,707

		189,100

Automobiles — 0.6%
Harley-Davidson Inc.	866	31,782
Thor Industries Inc.	312	29,013

		60,795

Banks — 6.5%
Associated Banc-Corp.	869	14,817
BancorpSouth Bank	543	14,900
Bank of Hawaii Corp.	226	17,316
Bank OZK	681	21,295
Cathay General Bancorp.	423	13,616
CIT Group Inc.	556	19,960
Commerce Bancshares Inc.	595	39,092
Cullen/Frost Bankers Inc.	316	27,565
East West Bancorp. Inc.	797	40,416
First Financial Bankshares Inc.	802	29,012
First Horizon Corp.	3,133	39,977
FNB Corp.	1,817	17,262
Fulton Financial Corp.	917	11,664
Glacier Bancorp. Inc.	539	24,799
Hancock Whitney Corp.	487	16,568
Home BancShares Inc./AR	859	16,733
International Bancshares Corp.	315	11,794
PacWest Bancorp.	658	16,713
Pinnacle Financial Partners Inc.	428	27,563
Prosperity Bancshares Inc.	521	36,137
Signature Bank/New York NY	302	40,858
Sterling Bancorp./DE	1,095	19,688
Synovus Financial Corp.	833	26,964
TCF Financial Corp.	861	31,874
Texas Capital Bancshares Inc.(a)	284	16,898
Trustmark Corp.	358	9,777
UMB Financial Corp.	244	16,834
Umpqua Holdings Corp.	1,241	18,789
United Bankshares Inc./WV	731	23,684
Valley National Bancorp.	2,276	22,191
Webster Financial Corp.	508	21,412
Wintrust Financial Corp.	325	19,854

		726,022

Security	Shares	Value

Beverages — 0.5%
Boston Beer Co. Inc. (The), Class A, NVS(a)	51	$50,709

Biotechnology — 1.6%
Arrowhead Pharmaceuticals Inc.(a)	580	44,504
Emergent BioSolutions Inc.(a)	254	22,758
Exelixis Inc.(a)	1,752	35,163
Halozyme Therapeutics Inc.(a)	716	30,580
Ligand Pharmaceuticals Inc.(a)	91	9,050
United Therapeutics Corp.(a)	251	38,099

		180,154

Building Products — 2.0%
Builders FirstSource Inc.(a)	1,156	47,177
Lennox International Inc.	196	53,698
Owens Corning	611	46,289
Simpson Manufacturing Co. Inc.	245	22,895
Trex Co. Inc.(a)	652	54,586

		224,645

Capital Markets — 2.7%
Affiliated Managers Group Inc.	256	26,035
Eaton Vance Corp., NVS	644	43,747
Evercore Inc., Class A	229	25,108
FactSet Research Systems Inc.	214	71,155
Federated Hermes Inc.	532	15,369
Interactive Brokers Group Inc., Class A	456	27,780
Janus Henderson Group PLC	840	27,308
SEI Investments Co.	676	38,850
Stifel Financial Corp.	583	29,393

		304,745

Chemicals — 2.5%
Ashland Global Holdings Inc.	308	24,394
Avient Corp.	515	20,744
Cabot Corp.	320	14,362
Chemours Co. (The)	929	23,030
Ingevity Corp.(a)	233	17,645
Minerals Technologies Inc.	192	11,927
NewMarket Corp.	41	16,330
RPM International Inc.	732	66,451
Scotts Miracle-Gro Co. (The)	229	45,603
Sensient Technologies Corp.	239	17,631
Valvoline Inc.	1,044	24,158

		282,275

Commercial Services & Supplies — 2.1%
Brink’s Co. (The)	279	20,088
Clean Harbors Inc.(a)	287	21,841
Healthcare Services Group Inc.	420	11,802
Herman Miller Inc.	333	11,255
HNI Corp.	241	8,305
IAA Inc.(a)	759	49,320
KAR Auction Services Inc.	731	13,604
MSA Safety Inc.	204	30,475
Stericycle Inc.(a)	517	35,844
Tetra Tech Inc.	303	35,081

		237,615

Communications Equipment — 1.0%
Ciena Corp.(a)	871	46,033
Lumentum Holdings Inc.(a)	426	40,385
NetScout Systems Inc.(a)	415	11,379
ViaSat Inc.(a)	362	11,819

		109,616

1

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® ESG Screened S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering — 1.1%
AECOM(a)	849	$42,263
Dycom Industries Inc.(a)	180	13,594
EMCOR Group Inc.	310	28,352
MasTec Inc.(a)	317	21,613
Valmont Industries Inc.	120	20,992

		126,814

Construction Materials — 0.2%
Eagle Materials Inc.	236	23,919

Consumer Finance — 0.7%
LendingTree Inc.(a)	61	16,701
Navient Corp.	1,050	10,311
Prog Holdings Inc.	381	20,525
SLM Corp.	2,114	26,192

		73,729

Containers & Packaging — 1.1%
AptarGroup Inc.	365	49,965
Greif Inc., Class A, NVS	149	6,985
O-I Glass Inc.	889	10,579
Silgan Holdings Inc.	442	16,389
Sonoco Products Co.	567	33,595

		117,513

Diversified Consumer Services — 1.2%
Adtalem Global Education Inc.(a)	294	9,981
Graham Holdings Co., Class B	22	11,734
Grand Canyon Education Inc.(a)	265	24,674
H&R Block Inc.	1,033	16,383
Service Corp. International	975	47,873
Strategic Education Inc.	138	13,156
WW International Inc.(a)	266	6,491

		130,292

Diversified Financial Services — 0.3%
Jefferies Financial Group Inc.	1,169	28,757

Electric Utilities — 0.2%
Hawaiian Electric Industries Inc.	617	21,836

Electrical Equipment — 2.6%
Acuity Brands Inc.	208	25,187
EnerSys	240	19,934
Generac Holdings Inc.(a)	354	80,503
Hubbell Inc.	306	47,978
nVent Electric PLC	959	22,335
Regal Beloit Corp.	229	28,124
Sunrun Inc.(a)	879	60,985

		285,046

Electronic Equipment, Instruments & Components — 4.0%
Arrow Electronics Inc.(a)	425	41,352
Avnet Inc.	558	19,591
Belden Inc.	252	10,559
Cognex Corp.	984	79,000
Coherent Inc.(a)	138	20,703
II-VI Inc.(a)	584	44,361
Jabil Inc.	760	32,323
Littelfuse Inc.	137	34,888
National Instruments Corp.	741	32,560
SYNNEX Corp.	233	18,976
Trimble Inc.(a)	1,410	94,146

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Vishay Intertechnology Inc.	750	$15,532

		443,991

Energy Equipment & Services — 0.1%
ChampionX Corp.(a)	1,051	16,080

Entertainment — 0.2%
Cinemark Holdings Inc.	607	10,568
World Wrestling Entertainment Inc., Class A	263	12,637

		23,205

Equity Real Estate Investment Trusts (REITs) — 8.7%
American Campus Communities Inc.	777	33,232
Brixmor Property Group Inc.	1,675	27,721
Camden Property Trust	548	54,756
CoreSite Realty Corp.	241	30,192
Corporate Office Properties Trust	632	16,483
Cousins Properties Inc.	839	28,106
CyrusOne Inc.	678	49,596
Douglas Emmett Inc.	931	27,167
EastGroup Properties Inc.	223	30,787
EPR Properties	422	13,715
First Industrial Realty Trust Inc.	729	30,713
Healthcare Realty Trust Inc.	766	22,674
Highwoods Properties Inc.	585	23,184
Hudson Pacific Properties Inc.	857	20,585
JBG SMITH Properties	628	19,638
Kilroy Realty Corp.	592	33,981
Lamar Advertising Co., Class A	488	40,611
Life Storage Inc.	274	32,713
Macerich Co. (The)(b)	633	6,754
Medical Properties Trust Inc.	3,021	65,828
National Retail Properties Inc.	981	40,143
Omega Healthcare Investors Inc.	1,279	46,453
Park Hotels & Resorts Inc.	1,327	22,758
Pebblebrook Hotel Trust	739	13,893
Physicians Realty Trust	1,173	20,879
PotlatchDeltic Corp.	378	18,908
PS Business Parks Inc.	113	15,014
Rayonier Inc.	771	22,652
Rexford Industrial Realty Inc.	737	36,194
Sabra Health Care REIT Inc.	1,169	20,306
Service Properties Trust	932	10,709
Spirit Realty Capital Inc.	644	25,869
STORE Capital Corp.	1,334	45,329
Urban Edge Properties	620	8,023
Weingarten Realty Investors	681	14,757

		970,323

Food & Staples Retailing — 0.4%
BJ’s Wholesale Club Holdings Inc.(a)	775	28,892
Sprouts Farmers Market Inc.(a)	665	13,366

		42,258

Food Products — 2.0%
Darling Ingredients Inc.(a)	915	52,777
Flowers Foods Inc.	1,111	25,142
Hain Celestial Group Inc. (The)(a)	465	18,670
Ingredion Inc.	378	29,737
Lancaster Colony Corp.	110	20,210
Pilgrim’s Pride Corp.(a)	275	5,393
Post Holdings Inc.(a)	346	34,950
Sanderson Farms Inc.	112	14,806

2

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® ESG Screened S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Tootsie Roll Industries Inc.	98	$2,911
TreeHouse Foods Inc.(a)	319	13,554

		218,150

Gas Utilities — 1.1%
New Jersey Resources .Corp.	541	19,232
ONE Gas Inc.	299	22,954
Southwest Gas Holdings Inc.	321	19,501
Spire Inc.	291	18,636
UGI Corp.	1,177	41,148

		121,471

Health Care Equipment & Supplies — 3.5%
Avanos Medical Inc.(a)	269	12,342
Cantel Medical Corp.	212	16,718
Globus Medical Inc., Class A(a)	430	28,045
Haemonetics Corp.(a)	286	33,963
Hill-Rom Holdings Inc.	377	36,935
ICU Medical Inc.(a)	110	23,594
Integra LifeSciences Holdings Corp.(a)	399	25,903
LivaNova PLC(a)	274	18,142
Masimo Corp.(a)	285	76,488
Neogen Corp.(a)	298	23,631
NuVasive Inc.(a)	289	16,279
Penumbra Inc.(a)	190	33,250
Quidel Corp.(a)	216	38,804

		384,094

Health Care Providers & Services — 3.2%
Acadia Healthcare Co. Inc.(a)	502	25,231
Amedisys Inc.(a)	185	54,266
Chemed Corp.	90	47,935
Encompass Health Corp.	560	46,307
HealthEquity Inc.(a)	434	30,254
LHC Group Inc.(a)	178	37,971
Molina Healthcare Inc.(a)	334	71,035
Patterson Companies Inc.	491	14,548
Tenet Healthcare Corp.(a)	596	23,798

		351,345

Hotels, Restaurants & Leisure — 4.2%
Boyd Gaming Corp.	453	19,443
Caesars Entertainment Inc.(a)	1,174	87,193
Choice Hotels International Inc.	163	17,397
Churchill Downs Inc.	200	38,958
Cracker Barrel Old Country Store Inc.	134	17,677
Jack in the Box Inc.	128	11,878
Marriott Vacations Worldwide Corp.	232	31,835
Papa John’s International Inc.	186	15,782
Penn National Gaming Inc.(a)	831	71,774
Scientific Games Corp./DE, Class A(a)	317	13,152
Six Flags Entertainment Corp.	427	14,561
Texas Roadhouse Inc.	369	28,841
Wendy’s Co. (The)	1,010	22,139
Wingstop Inc.	167	22,136
Wyndham Destinations Inc.	484	21,712
Wyndham Hotels & Resorts Inc.	525	31,206

		465,684

Household Durables — 1.5%
Helen of Troy Ltd.(a)	143	31,773
KB Home	497	16,659
Taylor Morrison Home Corp.(a)	735	18,853
Tempur Sealy International Inc.(a)	1,084	29,268

Security	Shares	Value

Household Durables (continued)
Toll Brothers Inc.	647	$28,125
TopBuild Corp.(a)	186	34,239
TRI Pointe Group Inc.(a)	715	12,334

		171,251

Household Products — 0.1%
Energizer Holdings Inc.	329	13,877

Industrial Conglomerates — 0.4%
Carlisle Companies Inc.	301	47,010

Insurance — 4.3%
Alleghany Corp.	80	48,295
American Financial Group Inc./OH	397	34,785
Brighthouse Financial Inc.(a)	504	18,247
Brown & Brown Inc.	1,328	62,960
CNO Financial Group Inc.	782	17,384
First American Financial Corp.	628	32,424
Genworth Financial Inc., Class A(a)	2,863	10,822
Hanover Insurance Group Inc. (The)	210	24,553
Kemper Corp.	347	26,660
Mercury General Corp.	150	7,832
Old Republic International Corp.	1,597	31,477
Primerica Inc.	222	29,732
Reinsurance Group of America Inc.	383	44,390
RenaissanceRe Holdings Ltd.	286	47,425
RLI Corp.	224	23,330
Selective Insurance Group Inc.	337	22,572

		482,888

Interactive Media & Services — 0.3%
TripAdvisor Inc.(a)	541	15,570
Yelp Inc.(a)	393	12,839

		28,409

Internet & Direct Marketing Retail — 0.4%
Grubhub Inc.(a)	522	38,769

IT Services — 2.2%
Alliance Data Systems Corp.	269	19,933
Concentrix Corp.(a)	232	22,898
KBR Inc.	805	24,899
LiveRamp Holdings Inc.(a)	374	27,373
MAXIMUS Inc.	347	25,397
Perspecta Inc.	773	18,614
Sabre Corp.	1,789	21,504
Science Applications International Corp.	329	31,136
WEX Inc.(a)	249	50,679

		242,433

Leisure Products — 0.9%
Brunswick Corp./DE	442	33,698
Mattel Inc.(a)	1,966	34,307
Polaris Inc.	326	31,061

		99,066

Life Sciences Tools & Services — 2.6%
Bio-Techne Corp.	217	68,908
Charles River Laboratories International Inc.(a)	280	69,961
Medpace Holdings Inc.(a)	155	21,576
PRA Health Sciences Inc.(a)	362	45,409
Repligen Corp.(a)	284	54,423
Syneos Health Inc.(a)	428	29,160

		289,437

3

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® ESG Screened S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery — 5.1%
AGCO Corp.	347	$35,772
Colfax Corp.(a)	569	21,759
Crane Co.	279	21,667
Donaldson Co. Inc.	713	39,842
Graco Inc.	944	68,298
ITT Inc.	488	37,586
Kennametal Inc.	469	16,997
Lincoln Electric Holdings Inc.	335	38,944
Middleby Corp. (The)(a)	314	40,481
Nordson Corp.	304	61,089
Oshkosh Corp.	385	33,137
Terex Corp.	392	13,677
Timken Co. (The)	383	29,629
Toro Co. (The)	604	57,283
Trinity Industries Inc.	476	12,562
Woodward Inc.	329	39,983

		568,706

Marine — 0.2%
Kirby Corp.(a)	338	17,519

Media — 1.3%
Cable One Inc.	31	69,059
John Wiley & Sons Inc., Class A	246	11,233
New York Times Co. (The), Class A	817	42,296
TEGNA Inc.	1,240	17,298

		139,886

Metals & Mining — 1.6%
Commercial Metals Co.	676	13,885
Compass Minerals International Inc.	192	11,850
Reliance Steel & Aluminum Co.	360	43,110
Royal Gold Inc.	369	39,247
Steel Dynamics Inc.	1,125	41,479
United States Steel Corp.	1,241	20,811
Worthington Industries Inc.	203	10,422

		180,804

Multi-Utilities — 0.3%
MDU Resources Group Inc.	1,133	29,843

Multiline Retail — 0.7%
Kohl’s Corp.	890	36,214
Nordstrom Inc.	615	19,194
Ollie’s Bargain Outlet Holdings Inc.(a)	321	26,248

		81,656

Oil, Gas & Consumable Fuels — 0.1%
World Fuel Services Corp.	358	11,155

Paper & Forest Products — 0.3%
Domtar Corp.	311	9,843
Louisiana-Pacific Corp.	616	22,897

		32,740

Personal Products — 0.3%
Coty Inc., Class A	1,597	11,211
Edgewell Personal Care Co.	308	10,650
Nu Skin Enterprises Inc., Class A	287	15,679

		37,540

Pharmaceuticals — 0.7%
Jazz Pharmaceuticals PLC(a)	314	51,826
Nektar Therapeutics(a)	1,010	17,170

Security	Shares	Value

Pharmaceuticals (continued)
Prestige Consumer Healthcare Inc.(a)	282	$9,833

		78,829

Professional Services — 1.1%
ASGN Inc.(a)	298	24,892
CoreLogic Inc.	439	33,943
FTI Consulting Inc.(a)	201	22,456
Insperity Inc.	201	16,365
ManpowerGroup Inc.	325	29,309

		126,965

Real Estate Management & Development — 0.4%
Jones Lang LaSalle Inc.	289	42,879

Road & Rail — 0.9%
Avis Budget Group Inc.(a)	290	10,817
Knight-Swift Transportation Holdings Inc.	710	29,692
Landstar System Inc.	216	29,086
Ryder System Inc.	304	18,775
Werner Enterprises Inc.	326	12,786

		101,156

Semiconductors & Semiconductor Equipment — 5.8%
Cirrus Logic Inc.(a)	327	26,879
CMC Materials Inc.	164	24,813
Cree Inc.(a)	621	65,764
Enphase Energy Inc.(a)	712	124,934
First Solar Inc.(a)	477	47,185
MKS Instruments Inc.	311	46,790
Monolithic Power Systems Inc.	239	87,529
Semtech Corp.(a)	367	26,457
Silicon Laboratories Inc.(a)	247	31,453
SolarEdge Technologies Inc.(a)	289	92,226
Synaptics Inc.(a)	195	18,798
Universal Display Corp.	241	55,382

		648,210

Software — 4.5%
ACI Worldwide Inc.(a)	658	25,287
Blackbaud Inc.	280	16,117
CDK Global Inc.	686	35,555
Ceridian HCM Holding Inc.(a)	733	78,109
CommVault Systems Inc.(a)	266	14,728
Fair Isaac Corp.(a)	164	83,811
InterDigital Inc.	173	10,498
j2 Global Inc.(a)	242	23,641
Manhattan Associates Inc.(a)	357	37,549
Paylocity Holding Corp.(a)	211	43,447
PTC Inc.(a)	592	70,809
Qualys Inc.(a)	189	23,033
SailPoint Technologies Holdings Inc.(a)	513	27,312
Teradata Corp.(a)	618	13,887

		503,783

Specialty Retail — 2.5%
American Eagle Outfitters Inc.	844	16,939
AutoNation Inc.(a)	332	23,170
Five Below Inc.(a)	315	55,119
Foot Locker Inc.	588	23,779
Lithia Motors Inc., Class A	147	43,022
Murphy USA Inc.	150	19,630
RH(a)	88	39,382
Urban Outfitters Inc.(a)	386	9,882

4

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® ESG Screened S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Williams-Sonoma Inc.	431	$43,893

		274,816

Technology Hardware, Storage & Peripherals — 0.2%
NCR Corp.(a)	728	27,351

Textiles, Apparel & Luxury Goods — 1.0%
Carter’s Inc.	246	23,141
Columbia Sportswear Co.	172	15,030
Deckers Outdoor Corp.(a)	158	45,311
Skechers U.S.A. Inc., Class A(a)	764	27,458

		110,940

Thrifts & Mortgage Finance — 0.8%
Essent Group Ltd.	635	27,432
MGIC Investment Corp.	1,907	23,933
New York Community Bancorp. Inc.	2,620	27,641
Washington Federal Inc.	429	11,042

		90,048

Trading Companies & Distributors — 0.9%
GATX Corp.	197	16,386
MSC Industrial Direct Co. Inc., Class A	258	21,773
Univar Solutions Inc.(a)	956	18,173
Watsco Inc.	185	41,912

		98,244

Water Utilities — 0.5%
Essential Utilities Inc.	1,257	59,444

Wireless Telecommunication Services — 0.1%
Telephone and Data Systems Inc.	562	10,436

Total Common Stocks — 99.9% (Cost: $9,856,587)		11,105,232

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18%(c)(d)(e)	5,845	$5,849
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	30,000	30,000

		35,849

Total Short-Term Investments — 0.3% (Cost: $35,849)		35,849

Total Investments in Securities — 100.2% (Cost: $9,892,436)		11,141,081

Other Assets, Less Liabilities — (0.2)%		(19,844)

Net Assets — 100.0%		$11,121,237

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 09/22/20(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$5,854	(b)	$—	$(5)	$—	$5,849	5,845	$56	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	30,000	(b)	—	—	—	30,000	30,000	1		—

					$(5)	$—	$35,849		$57		$—

(a)	The Fund commenced operations on September 22, 2020.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

5

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® ESG Screened S&P Mid-Cap ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$11,105,232	$—	$—	$11,105,232
Money Market Funds	35,849	—	—	35,849

	$11,141,081	$—	$—	$11,141,081

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

6